MINERAL PROPERTY INTERESTS (Details Narrative)	12 Months Ended
Dec. 31, 2019 CAD ($) shares
Eagle Plains [Member] | first anniversary of Option Agreement [Member]
InvestmentPropertyExplanatoryLineItems [Line Items]
Number of common stock issued | shares	100,000
Value of common stock issued	$ 100,000
Eagle Plains [Member] | Second anniversary of Option Agreement [Member]
InvestmentPropertyExplanatoryLineItems [Line Items]
Number of common stock issued | shares	50,000
Value of common stock issued	$ 100,000
Eagle Plains [Member] | Third anniversary of Option Agreement [Member]
InvestmentPropertyExplanatoryLineItems [Line Items]
Number of common stock issued | shares	50,000
Value of common stock issued	$ 300,000
Eagle Plains [Member] | Fourth anniversary of Option Agreement [Member]
InvestmentPropertyExplanatoryLineItems [Line Items]
Number of common stock issued | shares	50,000
Value of common stock issued	$ 750,000
Eagle Plains [Member] | Fifth anniversary of Option Agreement [Member]
InvestmentPropertyExplanatoryLineItems [Line Items]
Number of common stock issued | shares	50,000
Value of common stock issued	$ 1,250,000
Extra High Claims
InvestmentPropertyExplanatoryLineItems [Line Items]
Percentage of holding	33.00%
Colt Resources
InvestmentPropertyExplanatoryLineItems [Line Items]
Percentage of holding	67.00%
Acacia Property [Member]
InvestmentPropertyExplanatoryLineItems [Line Items]
Percentage of holding	60.00%
Extra High Property [Member]
InvestmentPropertyExplanatoryLineItems [Line Items]
Cash consideration	$ 100,000
Payment for commercial production	$ 500,000